Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Accounts receivable	208,522	320,203	46,425
Less: allowance for doubtful accounts	(2,215)	(3,546)	(514)
Accounts receivable, net	206,307	316,657	45,911

Schedule of analysis of the allowance for doubtful accounts
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Balance, beginning of year	10,266	3,813	2,215	321
Bad debt allowances from acquisition	1,800	-	(1,459)	(212)
Additions (recovery)	(8,253)	(1,592)	2,739	397
Exchange difference	-	(6)	51	8
Balance, end of year	3,813	2,215	3,546	514